UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 53.1%
Automotive & Auto Parts: 3.4%
	Fiat Chrysler Finance Europe SA
EUR 1,300,000	6.750%, 10/14/19	$1,611,629
	Ford Motor Credit Co LLC
2,175,000	2.459%, 3/27/20	2,139,237
	Renault SA
EUR 1,525,000	3.125%, 3/5/21	1,894,346
	Schaeffler Finance BV
EUR 1,000,000	3.500%, 10/29/18	1,176,137
	Volvo Car AB
EUR 1,550,000	3.250%, 5/18/21	1,929,334
	ZF North America Capital Inc
EUR 3,100,000	2.250%, 4/26/19	3,647,428
2,138,000	4.000%, 4/29/20 [1]	2,147,342
		14,545,453

Banking: 7.0%
	Ally Financial Inc
2,100,000	3.750%, 11/18/19	2,097,375
2,000,000	4.250%, 4/15/21	2,015,000
	Bank of America Corp
800,000	3.342% (3 Month LIBOR USD + 1.000%), 4/24/22 [2]	811,063
2,100,000	3.419% (3 Month LIBOR USD + 1.040%), 12/20/27 [4]	1,973,338
	Bank of Ireland
EUR 1,200,000	4.250%, 6/11/19 [4]	1,427,797
	BPCE SA
EUR 775,000	12.500% (3 Month EurIBOR + 13.130%), 9/30/19 [4,8]	1,009,196
	Citigroup Inc
1,350,000	3.397% (3 Month LIBOR USD + 1.070%), 11/8/21 [2]	1,374,211
	Cooperatieve Rabobank UA
1,050,000	11.000% (3 Month LIBOR USD + 10.868%), 6/30/19 [4,8]	1,112,213
	Global Bank Corp
900,000	5.125%, 10/30/19	908,775
	Goldman Sachs Group Inc
2,025,000	3.122% (3 Month LIBOR USD + 0.780%), 10/31/21 [2]	2,035,657
	ICBC Standard Bank PLC
1,021,000	8.125%, 12/2/19	1,066,030
	JPMorgan Chase & Co
1,735,000	3.235% (3 Month LIBOR USD + 0.900%), 4/25/22 [2]	1,752,100
3,200,000	3.509% (3 Month LIBOR USD + 0.945%), 1/23/28 [4]	3,034,578
1,950,000	3.964% (3 Month LIBOR USD + 1.380%), 11/15/47 [4]	1,785,589
	KBC Group NV
EUR 1,300,000	5.625%, 3/19/19 [4,8]	1,531,461
	Morgan Stanley
2,500,000	2.891% (3 Month LIBOR USD + 0.550%), 2/10/20 [2]	2,508,496
	Societe Generale SA
EUR 1,400,000	9.375% (3 Month EurIBOR + 8.901%), 9/4/19 [4,8]	1,759,131
	UBS Group Funding Switzerland AG
2,000,000	3.530% (3 Month LIBOR USD + 1.220%), 5/23/22 [1,2]	2,030,594
		30,232,604

Broadcasting: 2.0%
	Discovery Communications LLC
1,100,000	3.300%, 5/15/22	1,078,681
1,125,000	2.950%, 2/20/23	1,077,117
	LIN Television Corp
725,000	5.875%, 10/9/18	739,500
	Netflix Inc
1,500,000	5.375%, 2/1/21	1,545,000
	Sinclair Television Group Inc
1,000,000	5.375%, 10/15/18	1,002,500
	Sirius XM Radio Inc
2,556,000	3.875%, 8/1/20 [1]	2,526,938
	Tribune Media Co
525,000	5.875%, 10/9/18	536,813
		8,506,549

Building Materials: 1.1%
	Masonite International Corp
800,000	5.625%, 10/29/18 [1]	820,000
	Sherwin-Williams Co
2,150,000	2.250%, 5/15/20	2,119,324
	Standard Industries Inc
1,725,000	5.500%, 2/15/19 [1]	1,748,719
		4,688,043

Cable/Satellite TV: 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp
1,825,000	5.250%, 10/29/18	1,837,547
	CSC Holdings LLC
2,000,000	10.125%, 1/15/19 [1]	2,193,000
	Midcontinent Communications / Midcontinent Finance Corp
1,000,000	6.875%, 10/29/18 [1]	1,051,550
	Unitymedia GmbH
EUR 275,000	3.750%, 1/15/21	338,216
		5,420,313

Capital Goods: 0.4%
	Caterpillar Financial Services Corp
1,600,000	2.500%, 11/13/20	1,576,155

Chemicals: 2.6%
	Arkema SA
EUR 1,300,000	4.750%, 10/29/20 [4,8]	1,618,125
	Blue Cube Spinco LLC
2,075,000	9.750%, 10/15/20	2,352,531
	Huntsman International LLC
1,000,000	4.875%, 8/15/20	1,020,000
EUR 1,100,000	5.125%, 1/15/21	1,416,504
EUR 725,000	4.250%, 1/1/25	973,059
	PQ Corp
1,350,000	6.750%, 5/15/19 [1]	1,409,643
	Syngenta Finance NV
625,000	3.933%, 4/23/21 [1]	623,618
EUR 1,600,000	1.875%, 8/2/21	1,914,260
		11,327,740

Consumer Products: 0.4%
	Spectrum Brands Inc
1,800,000	6.625%, 10/29/18	1,849,500

Containers: 2.3%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR 1,600,000	4.125%, 5/15/19	1,937,531
	Ball Corp
EUR 1,600,000	3.500%, 12/15/20	1,994,673
	Berry Global Inc
1,350,000	5.500%, 10/29/18	1,373,760
1,000,000	6.000%, 10/29/18	1,033,750
	OI European Group BV
EUR 1,375,000	6.750%, 9/15/20	1,803,509
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
1,550,572	5.750%, 10/29/18	1,556,387
		9,699,610

Diversified Financial Services: 1.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,725,000	4.625%, 10/30/20	1,758,766
	Lincoln Finance Ltd
EUR 2,550,000	6.875%, 10/9/18	3,070,191
		4,828,957

Diversified Media: 0.8%
	Clear Channel Worldwide Holdings Inc
700,000	6.500%, 10/29/18	716,625
	Outfront Media Capital LLC / Outfront Media Capital Corp
750,000	5.625%, 2/15/19	761,062
	TEGNA Inc
1,750,000	5.125%, 10/29/18	1,765,313
		3,243,000

Energy: 4.9%
	Andeavor Logistics LP / Tesoro Logistics Finance Corp
1,575,000	6.375%, 5/1/19	1,673,438
	Concho Resources Inc
1,950,000	4.300%, 5/15/28	1,945,976
	Continental Resources Inc
1,300,000	5.000%, 10/29/18	1,320,258
	Delek & Avner Tamar Bond Ltd
800,000	4.435%, 12/30/20 [1]	804,748
	Diamondback Energy Inc
1,375,000	4.750%, 11/1/19 [1]	1,380,156
	Energy Transfer Equity LP
1,000,000	4.250%, 12/15/22	996,250
	Newfield Exploration Co
1,000,000	5.625%, 7/1/24	1,058,750
	OMV AG
EUR 1,425,000	5.250%, 12/9/21 [4,8]	1,857,831
	Plains All American Pipeline LP / PAA Finance Corp
575,000	5.000%, 11/1/20	590,136
	Sabine Pass Liquefaction LLC
1,475,000	5.625%, 11/1/20 [2]	1,534,975
1,300,000	5.625%, 1/15/23	1,383,687
	Southern Star Central Corp
4,650,000	5.125%, 10/29/18 [1]	4,655,812

	Williams Cos Inc
2,150,000	3.700%, 10/15/22	2,130,543
		21,332,560

Food & Drug Retail: 1.7%
	CVS Health Corp
3,175,000	3.047% (3 Month LIBOR USD + 0.720%), 3/9/21 [2]	3,201,054
2,000,000	3.500%, 5/20/22	1,986,500
2,100,000	4.300%, 12/25/27	2,087,553
		7,275,107

Food/Beverage/Tobacco: 0.2%
	Tyson Foods Inc
850,000	3.900%, 8/23/23	854,288

Gaming: 0.5%
	MGM Resorts International
1,900,000	6.750%, 10/1/20	2,002,125

Healthcare: 9.5%
	Abbott Laboratories
2,150,000	2.900%, 10/30/21	2,124,712
	Allergan Finance LLC
2,050,000	3.250%, 7/1/22	2,014,613
	Bausch Health Cos Inc
1,800,000	6.500%, 3/15/19 [1]	1,876,500
	Becton Dickinson and Co
750,000	3.261% (3 Month LIBOR USD + 0.875%), 3/1/19 [2]	751,158
EUR 1,575,000	0.368%, 6/6/19	1,833,101
2,075,000	2.894%, 5/6/22	2,019,147
	Celgene Corp
1,550,000	3.550%, 8/15/22	1,546,740
	Centene Corp
975,000	5.625%, 10/29/18	994,500
1,500,000	6.125%, 2/15/19	1,578,750
	DaVita Inc
1,450,000	5.750%, 10/29/18	1,482,045
	Halfmoon Parent Inc
3,000,000	2.984% (3 Month LIBOR USD + 0.650%), 9/17/19 [1,2]	3,004,842
2,175,000	3.750%, 6/15/23 [1]	2,170,701
2,125,000	4.375%, 7/15/28 [1]	2,123,079
	HCA Healthcare Inc
2,000,000	6.250%, 2/15/21	2,090,000
	HCA Inc
3,800,000	6.500%, 2/15/20	3,963,400
875,000	5.875%, 3/15/22	929,687
2,075,000	5.250%, 12/15/25	2,139,844
	Hill-Rom Holdings Inc
1,500,000	5.750%, 10/29/18 [1]	1,545,000
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,325,000	4.000%, 5/19/22	1,689,934
	Teva Pharmaceutical Finance IV LLC
2,050,000	2.250%, 3/18/20	1,990,035
	Teva Pharmaceutical Finance Netherlands II BV
EUR 825,000	0.375%, 7/25/20	943,617
	Teva Pharmaceutical Finance Netherlands III BV
2,225,000	1.700%, 7/19/19	2,189,245
		41,000,650

Homebuilders/Real Estate: 1.6%
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,150,000	2.875%, 7/15/19	1,367,318
	Globalworth Real Estate Investments Ltd
EUR 1,775,000	2.875%, 6/20/22	2,124,240
	Lennar Corp
1,000,000	4.500%, 8/15/19	1,010,000
	Toll Brothers Finance Corp
525,000	4.000%, 11/30/18	525,893
	Vonovia Finance BV
EUR 1,400,000	4.000%, 12/17/21 [4,8]	1,730,027
		6,757,478

Metals/Mining: 0.4%
	Rusal Capital DAC
2,310,000	4.850%, 2/1/23	1,570,800

Paper: 0.4%
	Smurfit Kappa Acquisitions ULC
EUR 1,550,000	3.250%, 3/10/21	1,928,659

Quasi & Foreign Government: 0.2%
	SPARC EM SPC Panama Metro Line 2 SP
1,104,000	N/A, 12/5/22 [9]	1,015,570

Restaurants: 0.5%
	New Red Finance Inc
2,000,000	4.625%, 10/29/18 [1]	2,007,500

Services: 0.2%
	Verisure Holding AB
EUR 787,500	6.000%, 11/1/18	947,539

Steel: 0.7%
	Steel Dynamics Inc
1,800,000	5.125%, 10/29/18	1,822,050
	thyssenkrupp AG
EUR 975,000	2.750%, 12/8/20	1,185,760
		3,007,810

Super Retail: 1.2%
	Amazon.com Inc
3,200,000	3.150%, 5/22/27	3,071,971
	Home Depot Inc
2,100,000	2.800%, 6/14/27	1,961,337
		5,033,308

Technology: 1.4%
	Apple Inc
3,000,000	2.450%, 5/4/26	2,769,482
	Equinix Inc
1,130,000	5.375%, 10/29/18	1,169,550
	Microchip Technology Inc
1,125,000	3.922%, 6/1/21 [1]	1,119,109
	Nokia OYJ
EUR 525,000	1.000%, 2/15/21	619,358

	NXP BV / NXP Funding LLC
550,000	4.125%, 6/15/20 [1]	554,813
		6,232,312

Telecommunications: 4.0%
	AT&T Inc
2,375,000	3.200%, 2/1/22	2,341,648
	GCI LLC
1,975,000	6.750%, 10/29/18	2,002,156
	Level 3 Financing Inc
2,000,000	5.375%, 10/29/18	2,025,950
	Matterhorn Telecom SA
EUR 1,525,000	3.875%, 10/8/18	1,807,889
	SBA Communications Corp
3,000,000	4.875%, 10/29/18	3,036,300
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
1,968,750	3.360%, 9/20/21 [1]	1,966,289
	T-Mobile USA Inc
2,000,000	6.000%, 10/9/18	2,061,000
	Verizon Communications Inc
2,000,000	3.125%, 3/16/22	1,982,302
		17,223,534

Transportation Excluding Air/Rail: 1.3%
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	1,836,602
	DP World Ltd
EUR 740,000	2.375%, 9/25/26	856,195
	HPHT Finance 15 Ltd
1,350,000	2.875%, 3/17/20	1,336,956
	XPO Logistics Inc
600,000	6.500%, 10/29/18 [1]	621,750
975,000	6.125%, 9/1/19 [1]	1,014,000
		5,665,503

Utilities: 2.0%
	Clearway Energy Operating LLC
400,000	5.750%, 10/15/21 [1]	404,270
	FCC Aqualia SA
EUR 1,125,000	1.413%, 3/8/22	1,324,328
	Indiantown Cogeneration LP
457,451	9.770%, 12/15/20	487,202
	Israel Electric Corp Ltd
770,000	9.375%, 1/28/20	828,409
	RWE AG
GBP 1,400,000	7.000%, 3/20/19 [4,8]	1,861,265
	Stedin Holding NV
EUR 1,525,000	3.250%, 12/1/21 [4,8]	1,872,209
	Transportadora de Gas Internacional SA ESP
1,905,000	5.700%, 10/29/18	1,939,290
		8,716,973

TOTAL CORPORATE BONDS
(Cost $230,730,855)		228,489,640

U.S. GOVERNMENT NOTES/BONDS: 28.5%
Sovereign: 28.5%
	United States Treasury Notes/Bonds
5,350,000	2.750%, 9/15/21	5,330,147
14,100,000	2.750%, 5/31/23	13,985,437
26,150,000	2.750%, 7/31/23	25,921,188
25,900,000	2.750%, 8/31/23	25,675,904
25,975,000	2.875%, 5/15/28	25,587,404
9,350,000	2.875%, 8/15/28	9,207,376
13,700,000	3.125%, 5/15/48	13,520,723
3,925,000	3.000%, 8/15/48	3,778,119
		123,006,298

TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $124,351,250)		123,006,298

Shares
AFFILIATED MUTUAL FUNDS: 0.9%
400,000	Muzinich High Income Floating Rate Fund	4,036,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $4,000,000)		4,036,000

Principal
Amount†
BANK LOANS: 3.6%
Automotive & Auto Parts: 0.1%
	Garrett LX III SARL
225,000	4.821%, 9/19/25 [2,3,6,7]	225,563

Building Materials: 0.3%
	HD Supply Inc
1,228,219	4.742% (1 Month LIBOR + 2.500%), 10/17/23 [2,3]	1,242,804

Cable/Satellite TV: 0.9%

	Atlantic Broadband Finance LLC
2,643,375	4.617% (1 Month LIBOR + 2.375%), 1/3/25 [2,3]	2,646,362
	Ziggo Secured Finance BV
1,025,000	4.658% (1 Month LIBOR + 2.500%), 4/15/25 [2,3]	1,007,703
		3,654,065

Consumer Products: 0.2%
	Energizer Holdings Inc
1,000,000	4.576%, 6/21/25 [2,3,6,7]	1,005,630

Diversified Financial Services: 0.2%
	Trans Union LLC
798,000	4.242% (1 Month LIBOR + 2.000%), 6/19/25 [2,3]	801,407

Environmental: 0.2%

	GFL Environmental Inc
110,500	5.062%, 5/30/25 [2,3,6,7]	110,776
887,276	5.136% (3 Month LIBOR + 2.750%), 5/30/25 [2,3]	889,495
		1,000,271

Healthcare: 1.2%

	DaVita HealthCare Partners Inc
2,263,182	4.992% (1 Month LIBOR + 2.750%), 6/24/21 [2,3]	2,275,030
	Envision Healthcare Corporation
437,566	5.250% (1 Month LIBOR + 3.000%), 12/1/23 [2,3]	438,231
	Grifols Worldwide Operations USA Inc
2,487,125	4.417% (1 Week LIBOR + 2.250%), 1/31/25 [2,3]	2,502,955
		5,216,216

Technology: 0.5%

	DigiCert Holdings Inc
548,625	6.826% (1 Month LIBOR + 4.750%), 10/31/24 [2,3]	550,855
125,000	6.826%, 9/20/24 [2,3,6,7]	125,000
	Plantronics Inc
1,500,000	4.742% (1 Month LIBOR + 2.500%), 7/2/25 [2,3]	1,507,035
		2,182,890

TOTAL BANK LOANS
(Cost $15,289,133)		15,328,846

SHORT-TERM INVESTMENTS: 6.7%
	United States Treasury Bills
16,000,000	2.011%, 10/25/18 [5]	15,977,853
12,975,000	2.114%, 11/23/18 [5]	12,934,817
		28,912,670
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,913,340)		28,912,670

TOTAL INVESTMENTS IN SECURITIES: 92.8%
(Cost $403,284,578)		399,773,454
Other Assets in Excess of Liabilities: 7.2%		31,207,740
TOTAL NET ASSETS: 100.0%		$430,981,194

EUR -	Euro
EurIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar
†	In USD unless otherwise indicated.

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2018 the value of these securities was $39,799,974 or 9.2% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[5]	Rate represents the yield to maturity from the purchase price.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Perpetual call date security. Date shown is next call date.
[9]	Zero coupon security.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2018 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2018	to be Received	September 30, 2018	(Depreciation)
12/13/18	EUR 74,500,000	$87,064,987	$87,613,490	$87,613,490	$548,503

12/13/18	GBP 8,000,000	10,466,323	$10,566,296	10,566,296	99,973

12/13/18	$21,147,240	21,147,240	EUR 18,000,000	21,035,836	(111,404)

		$118,678,550		$119,215,622	$537,072

SCHEDULE OF SWAP CONTRACTS at September 30, 2018 (Unaudited)

The Fund had the following credit default swap contracts outstanding with Morgan Stanley.

Maturity Date	Reference Entity	Buy/Sell Protection	Fixed Rate (Paid) Received	Notional Amount	Value	Unrealized Appreciation (Depreciation)

6/20/23	Markit CDX.NA.HY.30 [1]	Buy	(5.000)%	$(242,700)	$(1,554,312)	$(242,700)

					$(1,554,312)	$(242,700)

1   Markit CDX North American High Yield Index.

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$-	$228,489,640	$-	$228,489,640
U.S. Government Notes/Bonds	-	123,006,298	-	123,006,298
Affiliated Mutual Funds	4,036,000	-	-	4,036,000
Bank Loans	-	15,328,846	-	15,328,846
Short-Term Investments	-	28,912,670	-	28,912,670
Total Assets	$4,036,000	$395,737,454	$-	$399,773,454

Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$-	$537,072	$-	$537,072
Credit - Swap Contracts	-	(242,700)	-	(242,700)
Total Other Financial Instruments	$-	$294,372	$-	$294,372

1 Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period ended Spetember 30, 2018.

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Principal Amount		Value
CORPORATE BONDS: 92.2%
Aerospace/Defense: 1.8%
	Bombardier Inc
$100,000	7.500%, 3/15/20 [1]	$103,625
50,000	7.500%, 12/1/20 [1]	52,875
50,000	8.750%, 12/1/21 [1]	55,405
	Leonardo US Holdings Inc
100,000	7.375%, 7/15/39 [1]	117,000
	TransDigm Inc
75,000	5.500%, 10/29/18	75,187
50,000	6.500%, 7/15/19	51,350
		455,442

Automotive & Auto Parts: 2.6%
	Adient Global Holdings Ltd
200,000	4.875%, 8/15/21 [1]	178,750
	American Axle & Manufacturing Inc
115,000	6.250%, 4/1/20	114,954
	Cooper-Standard Automotive Inc
75,000	5.625%, 11/15/21 [1]	73,968
	Dana Financing Luxembourg SARL
100,000	6.500%, 6/1/21 [1]	102,155
	Meritor Inc
125,000	6.250%, 2/15/19	127,969
	Tenneco Inc
75,000	5.000%, 7/15/21	66,844
		664,640

Banking: 1.2%
	Ally Financial Inc
75,000	8.000%, 11/1/31	91,219
	Credit Suisse Group AG
200,000	7.500%, 12/11/23 [1,3,4]	210,974
		302,193

Broadcasting: 3.7%
	AMC Networks Inc
50,000	4.750%, 10/29/18	50,125
75,000	5.000%, 4/1/20	74,063
	Gray Television Inc
75,000	5.875%, 7/15/21 [1]	74,531
	Lions Gate Capital Holdings LLC
25,000	5.875%, 11/1/19 [1]	25,750
	Netflix Inc
25,000	4.875%, 4/15/28 [1]	23,531

	Nexstar Broadcasting Inc
125,000	5.625%, 8/1/19 [1]	122,656
	Sinclair Television Group Inc
125,000	5.625%, 8/1/19 [1]	122,657
25,000	5.875%, 3/15/21 [1]	24,471
	Sirius XM Radio Inc
200,000	6.000%, 7/15/19 [1]	207,750
	Tribune Media Co
200,000	5.875%, 10/9/18	204,500
		930,034

Building Materials: 0.8%
	New Enterprise Stone & Lime Co Inc
75,000	6.250%, 3/15/21 [1]	75,750
	SRS Distribution Inc
25,000	8.250%, 7/1/21 [1]	24,563
	Standard Industries Inc
100,000	5.375%, 11/15/19 [1]	100,250
		200,563

Cable/Satellite TV: 7.9%
	Altice Financing SA
200,000	6.625%, 10/29/18 [1]	202,000
	Altice France SA
275,000	6.250%, 5/15/19 [1]	271,906
	Altice US Finance I Corp
200,000	5.375%, 10/9/18 [1]	202,750
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	5.125%, 10/29/18	125,781
125,000	5.250%, 10/29/18	126,601
25,000	5.750%, 10/29/18	25,406
200,000	5.500%, 5/1/21 [1]	198,250
25,000	5.875%, 5/1/21 [1]	24,844
	CSC Holdings LLC
225,000	10.125%, 1/15/19 [1]	246,713
200,000	10.875%, 10/15/20 [1]	233,000
	DISH DBS Corp
50,000	7.875%, 9/1/19	51,886
125,000	5.875%, 11/15/24	112,500
	Midcontinent Communications / Midcontinent Finance Corp
175,000	6.875%, 10/29/18 [1]	184,021
		2,005,658

Capital Goods: 1.7%
	ATS Automation Tooling Systems Inc
50,000	6.500%, 10/29/18 [1]	51,875
	BCD Acquisition Inc
100,000	9.625%, 9/15/19 [1]	107,125
	Griffon Corp
150,000	5.250%, 10/29/18	148,875
	JB Poindexter & Co Inc
50,000	7.125%, 4/15/21 [1]	52,125

	Park-Ohio Industries Inc
75,000	6.625%, 4/15/22	77,250
		437,250

Chemicals: 4.5%
	Blue Cube Spinco LLC
50,000	10.000%, 10/15/20	57,750
	CF Industries Inc
100,000	4.950%, 6/1/43	88,875
	Chemours Co
75,000	6.625%, 10/29/18	78,532
100,000	7.000%, 5/15/20	106,549
	Consolidated Energy Finance SA
150,000	6.084% (3 Month LIBOR USD + 3.750%), 10/9/18 [1,2]	150,054
150,000	6.500%, 5/15/21 [1]	151,688
	Cornerstone Chemical Co
25,000	6.750%, 8/15/20 [1]	25,068
	CVR Partners LP / CVR Nitrogen Finance Corp
50,000	9.250%, 6/15/19 [1]	53,187
	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
150,000	7.500%, 5/1/21 [1]	147,375
	PQ Corp
50,000	6.750%, 5/15/19 [1]	52,209
	Tronox Inc
150,000	6.500%, 4/15/21 [1]	144,750
	Univar USA Inc
75,000	6.750%, 10/9/18 [1]	77,813
		1,133,850

Consumer Products: 0.7%
	Energizer Gamma Acquisition Inc
25,000	6.375%, 7/15/21 [1]	25,906
	Energizer Holdings Inc
75,000	5.500%, 6/15/20 [1]	74,813
	First Quality Finance Co Inc
75,000	4.625%, 10/29/18 [1]	75,281
		176,000

Containers: 1.9%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
200,000	7.250%, 5/15/19 [1]	210,000
	Crown Americas LLC / Crown Americas Capital Corp IV
100,000	4.500%, 1/15/23	100,650
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
75,000	5.125%, 7/15/19 [1]	74,719
	Sealed Air Corp
100,000	6.875%, 7/15/33 [1]	108,000
		493,369

Diversified Financial Services: 4.5%
	DAE Funding LLC
175,000	5.000%, 8/1/20 [1]	171,719

	Fly Leasing Ltd
200,000	5.250%, 10/15/20	193,250
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
75,000	6.250%, 2/1/19	77,062
75,000	6.750%, 2/1/20	77,063
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
50,000	5.250%, 10/1/20 [1]	47,125
100,000	5.250%, 9/15/21 [1]	100,500
	LPL Holdings Inc
50,000	5.750%, 3/15/20 [1]	48,938
	Navient Corp
100,000	5.875%, 3/25/21	102,748
	Park Aerospace Holdings Ltd
50,000	4.500%, 2/15/23 [1]	48,938
75,000	5.500%, 2/15/24 [1]	77,062
	Springleaf Finance Corp
75,000	7.750%, 10/1/21	81,186
25,000	5.625%, 3/15/23	24,969
25,000	6.875%, 3/15/25	25,000
75,000	7.125%, 3/15/26	74,765
		1,150,325

Diversified Media: 2.1%
	Belo Corp
25,000	7.750%, 6/1/27	26,937
75,000	7.250%, 9/15/27	78,000
	Clear Channel International BV
75,000	8.750%, 10/29/18 [1]	77,790
	Clear Channel Worldwide Holdings Inc
150,000	6.500%, 10/29/18	153,563
150,000	6.500%, 10/29/18	153,375
	Nielsen Finance LLC / Nielsen Finance Co
50,000	5.000%, 10/29/18 [1]	48,875
		538,540

Energy: 12.8%
	AmeriGas Partners LP / AmeriGas Finance Corp
75,000	5.875%, 5/20/26	74,812
	Andeavor Logistics LP
75,000	6.875% (3 Month LIBOR USD + 4.652%), 2/15/23 [3,4]	75,478
	Apergy Corp
75,000	6.375%, 5/1/21 [1]	77,344
	Archrock Partners LP / Archrock Partners Finance Corp
50,000	6.000%, 10/29/18	50,500
	Baytex Energy Corp
50,000	5.125%, 10/29/18 [1]	49,500
	Berry Petroleum Co LLC
50,000	7.000%, 2/15/21 [1]	52,000
	Carrizo Oil & Gas Inc
25,000	6.250%, 10/29/18	25,656
	Cheniere Energy Partners LP
125,000	5.250%, 10/1/20	125,466

	Chesapeake Energy Corp
100,000	7.000%, 4/1/21	100,125
	Covey Park Energy LLC / Covey Park Finance Corp
50,000	7.500%, 5/15/20 [1]	50,937
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.250%, 10/15/18	155,812
75,000	5.750%, 4/1/20	76,875
	CrownRock LP / CrownRock Finance Inc
50,000	5.625%, 10/15/20 [1]	48,875
	CSI Compressco LP / CSI Compressco Finance Inc
75,000	7.500%, 4/1/21 [1]	76,875
	DCP Midstream Operating LP
75,000	5.350%, 3/15/20 [1]	76,875
	Delek Logistics Partners LP / Delek Logistics Finance Corp
100,000	6.750%, 5/15/20	101,250
	Denbury Resources Inc
25,000	9.000%, 12/15/18 [1]	27,156
	Diamondback Energy Inc
50,000	4.750%, 11/1/19 [1]	50,187
25,000	5.375%, 5/31/20	25,594
	Energy Transfer Partners LP
50,000	6.250% (3 Month LIBOR USD + 4.028%), 2/15/23 [3,4]	48,219
	Forum Energy Technologies Inc
25,000	6.250%, 10/29/18	25,062
	Genesis Energy LP / Genesis Energy Finance Corp
75,000	6.750%, 10/29/18	76,875
	Global Partners LP / GLP Finance Corp
50,000	6.250%, 10/29/18	50,000
	Gulfport Energy Corp
50,000	6.000%, 10/15/19	49,000
	Laredo Petroleum Inc
25,000	6.250%, 10/29/18	25,125
	McDermott Technology Americas Inc / McDermott Technology US Inc
25,000	10.625%, 5/1/21 [1]	26,813
	MEG Energy Corp
75,000	6.375%, 10/29/18 [1]	68,625
	Murphy Oil Corp
100,000	5.750%, 8/15/20	101,868
25,000	5.875%, 6/1/42	22,089
	Nabors Industries Inc
50,000	5.750%, 11/1/24 [1]	48,058
	Newfield Exploration Co
75,000	5.375%, 10/1/25	78,094
	Northern Oil and Gas Inc
25,000	9.500% Cash or 1.000% PIK, 5/15/20 [1]	26,438
	Oasis Petroleum Inc
125,000	6.875%, 10/29/18	127,344
50,000	6.250%, 5/1/21 [1]	50,937
	Parkland Fuel Corp
50,000	6.000%, 4/1/21 [1]	50,250
	Parsley Energy LLC / Parsley Finance Corp
50,000	5.250%, 8/15/20 [1]	50,000

	PDC Energy Inc
25,000	5.750%, 5/15/21	23,844
	Precision Drilling Corp
27,162	6.500%, 10/29/18	27,706
25,000	7.125%, 11/15/20 [1]	25,750
	QEP Resources Inc
50,000	6.875%, 3/1/21	52,750
	Range Resources Corp
50,000	5.000%, 5/15/22	49,688
	SM Energy Co
100,000	5.000%, 10/29/18	97,875
50,000	5.625%, 6/1/20	50,063
25,000	6.625%, 1/15/22	25,875
	Southwestern Energy Co
25,000	7.500%, 4/1/21	26,313
50,000	7.750%, 10/1/22	53,000
	Suburban Propane Partners LP/Suburban Energy Finance Corp
50,000	5.875%, 3/1/22	47,750
	Sunoco LP / Sunoco Finance Corp
75,000	4.875%, 1/15/20 [1]	74,438
50,000	5.875%, 3/15/23 [1]	48,125
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
125,000	4.250%, 10/29/18	122,656
	Transocean Guardian Ltd
50,000	5.875%, 7/15/21 [1]	50,625
	Transocean Pontus Ltd
50,000	6.125%, 8/1/21 [1]	50,937
	Whiting Petroleum Corp
75,000	6.250%, 1/1/23	77,812
25,000	6.625%, 10/15/25	26,094
	WPX Energy Inc
50,000	5.750%, 6/1/21	50,813
30,000	6.000%, 10/15/21	31,237
		3,259,465

Entertainment/Film: 0.4%
	National CineMedia LLC
100,000	6.000%, 10/29/18	101,750

Environmental: 0.4%
	Covanta Holding Corp
112,000	5.875%, 7/1/20	113,400

Food/Beverage/Tobacco: 2.1%
	HLF Financing SARL LLC / Herbalife International Inc
25,000	7.250%, 8/15/21 [1]	25,438
	JBS USA LUX SA / JBS USA Finance Inc
75,000	6.750%, 2/15/23 [1]	74,625
	Pilgrim’s Pride Corp
75,000	5.875%, 9/30/22 [1]	71,250

	Post Holdings Inc
100,000	5.500%, 3/1/20 [1]	99,625
75,000	5.750%, 3/1/22 [1]	73,781
	Sigma Holdco BV
200,000	7.875%, 5/15/21 [1]	188,500
		533,219

Gaming: 2.1%
	Boyd Gaming Corp
100,000	6.875%, 10/15/18	105,425
	Caesars Resort Collection LLC / CRC Finco Inc
50,000	5.250%, 10/15/20 [1]	47,750
	MGM Resorts International
50,000	6.000%, 3/15/23	51,812
	Pinnacle Entertainment Inc
100,000	5.625%, 10/1/18	106,125
	Stars Group Holdings BV / Stars Group US Co-Borrower LLC
50,000	7.000%, 7/15/21 [1]	51,710
	VICI Properties 1 LLC / VICI FC Inc
82,457	8.000%, 10/15/20	91,424
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
75,000	5.500%, 12/1/24 [1]	72,656
		526,902

Healthcare: 9.1%
	Avantor Inc
125,000	9.000%, 10/1/20 [1]	129,375
	Bausch Health Cos Inc
25,000	5.625%, 10/29/18 [1]	25,000
50,000	7.500%, 10/29/18 [1]	51,063
50,000	6.500%, 3/15/19 [1]	52,125
100,000	7.000%, 3/15/20 [1]	105,900
75,000	6.125%, 4/15/20 [1]	71,437
75,000	9.000%, 12/15/21 [1]	81,000
25,000	8.500%, 7/31/22 [1]	26,313
	CHS/Community Health Systems Inc
100,000	5.125%, 10/29/18	97,750
50,000	6.250%, 3/31/20	47,610
	DaVita Inc
225,000	5.125%, 7/15/19	218,250
	Encompass Health Corp
50,000	5.125%, 10/29/18	50,375
50,000	5.750%, 10/29/18	50,562
	Endo Finance LLC / Endo Finco Inc
75,000	5.375%, 10/29/18 [1]	66,375
	HCA Healthcare Inc
225,000	6.250%, 2/15/21	235,125
	HCA Inc
100,000	5.875%, 8/15/25	104,375
25,000	5.250%, 12/15/25	25,781
25,000	5.500%, 12/15/46	25,406

	LifePoint Health Inc
150,000	5.875%, 12/1/18	156,938
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 10/29/18 [1]	92,750
	Molina Healthcare Inc
75,000	5.375%, 8/15/22	76,594
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/19 [1]	52,000
	Polaris Intermediate Corp
50,000	8.500% Cash or 9.250% PIK, 6/1/19 [1]	51,850
	RegionalCare Hospital Partners Holdings Inc
50,000	8.250%, 5/1/19 [1]	52,750
	Syneos Health Inc / inVentiv Health Inc / inVentiv Health Clinical Inc
125,000	7.500%, 10/1/19 [1]	132,812
	Universal Hospital Services Inc
150,000	7.625%, 10/29/18	150,375
	Verscend Escrow Corp
75,000	9.750%, 8/15/21 [1]	77,625
		2,307,516

Homebuilders/Real Estate: 0.9%
	Greystar Real Estate Partners LLC
25,000	5.750%, 12/1/20 [1]	24,438
	Lennar Corp
75,000	4.750%, 2/28/25	73,406
	Sabra Health Care LP
50,000	5.125%, 5/15/26	49,026
	William Lyon Homes Inc
75,000	6.000%, 9/1/20	72,750
		219,620

Insurance: 0.2%
	Nationstar Mortgage Holdings Inc
50,000	8.125%, 7/15/20 [1]	52,490

Leisure: 1.3%
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
75,000	5.375%, 6/1/19	75,000
	Silversea Cruise Finance Ltd
75,000	7.250%, 2/1/20 [1]	81,938
	Viking Cruises Ltd
125,000	6.250%, 5/15/20 [1]	125,625
50,000	5.875%, 9/15/22 [1]	48,915
		331,478

Metals/Mining: 5.0%
	Cleveland-Cliffs Inc
50,000	4.875%, 1/15/21 [1]	49,375
	CONSOL Energy Inc
50,000	11.000%, 11/15/21 [1]	56,750
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
175,000	7.375%, 12/15/19 [1]	182,567

	Hudbay Minerals Inc
75,000	7.250%, 7/15/19 [1]	77,446
	Mountain Province Diamonds Inc
75,000	8.000%, 12/15/19 [1]	76,781
	Natural Resource Partners LP / NRP Finance Corp
50,000	10.500%, 3/15/19	53,750
	Northwest Acquisitions ULC / Dominion Finco Inc
25,000	7.125%, 11/1/19 [1]	25,625
	Novelis Corp
75,000	6.250%, 8/15/19 [1]	76,969
125,000	5.875%, 9/30/21 [1]	122,437
	Peabody Energy Corp
100,000	6.000%, 3/31/19 [1]	102,125
	Rain CII Carbon LLC / CII Carbon Corp
125,000	7.250%, 4/1/20 [1]	127,969
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
200,000	7.500%, 6/15/20 [1]	206,500
	Teck Resources Ltd
100,000	6.000%, 2/15/40	102,500
		1,260,794

Paper: 1.2%
	Boise Cascade Co
75,000	5.625%, 9/1/19 [1]	76,852
	Mercer International Inc
50,000	6.500%, 2/1/20	51,255
50,000	5.500%, 1/15/21	49,125
	Rayonier AM Products Inc
50,000	5.500%, 6/1/19 [1]	48,391
	Schweitzer-Mauduit International Inc
75,000	6.875%, 10/1/21 [1]	76,688
		302,311

Restaurants: 0.8%
	IRB Holding Corp
75,000	6.750%, 2/15/21 [1]	73,687
	New Red Finance Inc
125,000	4.625%, 10/29/18 [1]	125,469
		199,156

Services: 4.1%
	ADT Security Corp
75,000	3.500%, 7/15/22	71,250
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
100,000	6.375%, 4/1/19 [1]	99,875
	BlueLine Rental Finance Corp / BlueLine Rental LLC
75,000	9.250%, 3/15/20 [1]	79,031
	Frontdoor Inc
50,000	6.750%, 8/15/21 [1]	51,625
	Garda World Security Corp
100,000	8.750%, 5/15/20 [1]	97,875

	GEO Group Inc
150,000	5.875%, 10/15/19	144,375
	H&E Equipment Services Inc
100,000	5.625%, 9/1/20	100,000
	Hertz Corp
75,000	5.875%, 10/29/18	75,000
25,000	7.625%, 6/1/19 [1]	24,750
	Iron Mountain Inc
100,000	5.750%, 10/9/18	99,250
50,000	5.250%, 12/27/22 [1]	46,625
	KAR Auction Services Inc
25,000	5.125%, 6/1/20 [1]	24,312
	Staples Inc
50,000	8.500%, 9/15/20 [1]	47,375
	United Rentals North America Inc
75,000	4.625%, 10/15/20	72,938
		1,034,281

Steel: 2.0%
	AK Steel Corp
50,000	7.000%, 3/15/22	48,250
	Allegheny Technologies Inc
100,000	7.875%, 5/15/23	107,375
	Big River Steel LLC / BRS Finance Corp
50,000	7.250%, 9/1/20 [1]	52,937
	Joseph T Ryerson & Son Inc
100,000	11.000%, 5/15/19 [1]	109,000
	TMS International Corp
75,000	7.250%, 8/15/20 [1]	75,750
	United States Steel Corp
125,000	6.250%, 3/15/21	124,219
		517,531

Super Retail: 0.6%
	Asbury Automotive Group Inc
50,000	6.000%, 12/15/19	50,750
	JC Penney Corp Inc
50,000	8.625%, 3/15/21 [1]	33,750
	KGA Escrow LLC
50,000	7.500%, 8/15/20 [1]	52,000
	L Brands Inc
25,000	6.750%, 7/1/36	20,750
		157,250

Technology: 3.7%
	CommScope Technologies LLC
100,000	6.000%, 6/15/20 [1]	103,500
	Dell International LLC / EMC Corp
75,000	5.875%, 10/15/18 [1]	77,436
50,000	6.020%, 3/15/26 [1]	53,522
	First Data Corp
150,000	5.375%, 10/9/18 [1]	152,662

	j2 Cloud Services LLC / j2 Global Co-Obligor Inc
25,000	6.000%, 7/15/20 [1]	25,781
	NCR Corp
75,000	4.625%, 10/29/18	74,438
75,000	5.875%, 10/29/18	76,031
	Nuance Communications Inc
50,000	6.000%, 7/1/19	51,688
	Rackspace Hosting Inc
125,000	8.625%, 11/15/19 [1]	121,887
	Solera LLC / Solera Finance Inc
125,000	10.500%, 3/1/19 [1]	137,188
	Symantec Corp
75,000	5.000%, 4/15/20 [1]	74,396
		948,529

Telecommunications: 7.6%
	CenturyLink Inc
125,000	5.800%, 3/15/22	127,812
	Frontier Communications Corp
50,000	8.500%, 4/1/21 [1]	47,438
125,000	10.500%, 6/15/22	111,875
75,000	11.000%, 6/15/25	58,853
	GCI LLC
250,000	6.875%, 4/15/20	259,760
	Inmarsat Finance PLC
100,000	4.875%, 10/29/18 [1]	100,000
	Intelsat Jackson Holdings SA
250,000	8.000%, 2/15/19 [1]	263,750
75,000	8.500%, 10/15/20 [1]	75,919
	Level 3 Financing Inc
125,000	5.125%, 10/29/18	126,094
	Sprint Communications Inc
100,000	6.000%, 11/15/22	102,250
	Sprint Corp
300,000	7.875%, 9/15/23	324,375
50,000	7.625%, 11/1/25	53,062
	Telesat Canada / Telesat LLC
100,000	8.875%, 11/15/19 [1]	107,250
	T-Mobile USA Inc
50,000	5.125%, 4/15/20	50,500
	Zayo Group LLC / Zayo Capital Inc
75,000	6.375%, 5/15/20	78,114
50,000	5.750%, 1/15/22 [1]	50,125
		1,937,177

Transportation Excluding Air/Rail: 1.0%
	Wabash National Corp
75,000	5.500%, 10/1/20 [1]	71,813
	XPO Logistics Inc
175,000	6.125%, 9/1/19 [1]	182,000
		253,813

Utilities: 3.5%
	AES Corp
125,000	5.125%, 9/1/22	126,562
	Calpine Corp
100,000	5.375%, 10/29/18	94,875
100,000	5.750%, 10/15/19	88,875
75,000	5.250%, 6/1/21 [1]	69,750
	Clearway Energy Operating LLC
150,000	5.000%, 9/15/21	144,375
25,000	5.750%, 10/15/21 [1]	25,267
	Drax Finco PLC
200,000	6.625%, 5/1/21 [1]	203,000
	NRG Energy Inc
25,000	6.250%, 10/9/18	25,855
	TerraForm Power Operating LLC
125,000	5.000%, 7/31/27 [1]	116,719
		895,278

TOTAL CORPORATE BONDS
(Cost $23,562,802)		23,439,824

Shares
EXCHANGE TRADED FUNDS: 3.5%
38,900	Invesco Senior Loan ETF	901,313
TOTAL EXCHANGE TRADED FUNDS
(Cost $899,787)		901,313

TOTAL INVESTMENTS IN SECURITIES: 95.7%
(Cost $24,462,589)		24,341,137
Other Assets in Excess of Liabilities: 4.3%		1,101,008
TOTAL NET ASSETS: 100.0%		$25,442,145

ETF -	Exchange Traded Fund
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
USD -	United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2018 the value of these securities was $13,010,879 or 51.1% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$-	$23,439,824	$-	$23,439,824
Exchange Traded Funds	901,313	-	-	901,313
Total Assets	$901,313	$23,439,824	$-	$24,341,137

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period ended September 30, 2018.

MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 85.1%
Aerospace/Defense: 0.3%
	AVIC International Finance & Investment Ltd
2,000,000	4.375%, 5/23/21	$1,999,176

Airlines: 0.3%
	Promontoria Holding 264 BV
EUR 1,150,000	6.250% (3 Month EurIBOR + 6.250%), 8/15/19 [1]	1,340,714
EUR 900,000	6.750%, 8/15/20	1,056,162
		2,396,876

Automotive & Auto Parts: 5.3%
	Autodis SA
EUR 1,600,000	4.375% (3 Month EurIBOR + 4.375%), 10/9/18 [1]	1,880,862
	BAIC Inalfa HK Investment Co Ltd
EUR 1,000,000	1.900%, 11/2/20	1,183,243
	FCA Bank SpA
EUR 1,200,000	0.011% (3 Month EurIBOR + 0.330%), 6/17/21 [1]	1,377,202
EUR 1,000,000	1.000%, 1/21/22	1,159,097
	Ford Motor Credit Co LLC
3,750,000	2.459%, 3/27/20	3,688,339
EUR 2,500,000	0.381% (3 Month EurIBOR + 0.700%), 12/1/24 [1]	2,800,375
	General Motors Financial Co Inc
EUR 3,000,000	0.231% (3 Month EurIBOR + 0.550%), 3/26/22 [1]	3,470,921
	Hyundai Capital America
2,600,000	1.750%, 9/27/19	2,564,071
2,000,000	2.550%, 4/3/20	1,967,090
	Hyundai Capital Services Inc
1,500,000	1.625%, 8/30/19	1,478,172
	Lear Corp
2,000,000	5.375%, 3/15/19	2,057,843
	Pirelli & C SpA
EUR 1,000,000	0.381% (3 Month EurIBOR + 0.700%), 9/26/20 [1]	1,152,341
EUR 3,000,000	1.375%, 10/25/22	3,396,069
	RCI Banque SA
EUR 1,400,000	0.109% (3 Month EurIBOR + 0.430%), 1/12/23 [1]	1,608,393
EUR 4,250,000	0.251% (3 Month EurIBOR + 0.570%), 11/4/24 [1]	4,882,094
EUR 3,000,000	0.261% (3 Month EurIBOR + 0.580%), 3/12/25 [1]	3,429,201
	Volkswagen Bank GmbH
EUR 1,800,000	0.101% (3 Month EurIBOR + 0.420%), 6/15/21 [1]	2,085,009
		40,180,322

Banking: 21.4%
	ABN AMRO Bank NV
EUR 2,025,000	2.875%, 6/30/20 [6]	2,445,776
6,000,000	4.400%, 3/27/23 [6]	5,899,116
	Allied Irish Banks PLC
EUR 3,500,000	4.125%, 11/26/20 [6]	4,311,889

	Aozora Bank Ltd
890,000	2.750%, 3/9/20	879,599
900,000	3.810%, 9/7/21	901,510
	Argenta Spaarbank NV
EUR 700,000	3.875%, 5/24/21 [6]	863,579
	Banca Farmafactoring SpA
EUR 950,000	1.131% (3 Month EurIBOR + 1.450%), 6/5/20 [1]	1,076,800
	Banco Bilbao Vizcaya Argentaria SA
EUR 5,000,000	0.281% (3 Month EurIBOR + 0.600%), 3/9/23 [1]	5,719,978
	Banco Comercial Portugues SA
EUR 1,000,000	4.500%, 12/7/22 [6]	1,143,675
	Bank of China Ltd
EUR 2,000,000	0.151% (3 Month EurIBOR + 0.470%), 11/22/20 [1]	2,321,910
EUR 4,350,000	0.750%, 7/12/21	5,046,806
	Bankia SA
EUR 2,000,000	9.000%, 11/16/21 [6]	2,843,147
EUR 1,000,000	3.375%, 3/15/22 [6]	1,201,897
	Barclays PLC
EUR 10,200,000	2.625%, 11/11/20 [6]	12,055,514
	BNP Paribas SA
EUR 7,000,000	2.625%, 10/14/22 [6]	8,512,645
	BPCE SA
EUR 700,000	2.750%, 7/8/21 [6]	849,584
	CaixaBank SA
EUR 4,900,000	3.500%, 2/15/22 [6]	6,014,338
	Credit Suisse AG
EUR 5,300,000	5.750%, 9/18/20 [6]	6,749,933
2,500,000	6.500%, 8/8/23	2,675,230
	CYBG PLC
GBP 2,325,000	5.000%, 2/8/21 [6]	3,102,852
	Deutsche Bank AG
1,200,000	4.250%, 10/14/21	1,193,303
	Erste Group Bank AG
3,200,000	5.500%, 5/26/20 [6]	3,262,310
	Goldman Sachs Group Inc
3,500,000	3.484% (3 Month LIBOR USD + 1.170%), 5/15/25 [1]	3,505,223
5,225,000	4.089% (3 Month LIBOR USD + 1.750%), 10/28/26 [1]	5,424,637
	ICBCIL Finance Co Ltd
1,000,000	3.414% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	998,504
	ING Groep NV
5,700,000	4.700%, 3/22/23 [6]	5,643,735
	Intesa Sanpaolo SpA
EUR 5,000,000	1.600% (3 Month EurIBOR + 1.900%), 9/26/24 [1]	5,516,284
	JPMorgan Chase & Co
2,000,000	3.235% (3 Month LIBOR USD + 0.900%), 4/25/22 [1]	2,019,711
	Mitsubishi UFJ Financial Group Inc
EUR 2,050,000	0.231% (3 Month EurIBOR + 0.550%), 5/30/23 [1]	2,379,356
	Morgan Stanley
3,100,000	3.742% (3 Month LIBOR USD + 1.400%), 10/24/22 [1]	3,187,266
	Raiffeisen Bank International AG
EUR 600,000	5.163%, 6/18/19 [6]	714,934
EUR 7,200,000	4.500%, 2/21/20 [6]	8,737,414
EUR 2,300,000	6.000%, 10/16/23	3,178,678
	Royal Bank of Scotland Group PLC
EUR 1,200,000	3.625%, 3/25/19 [6]	1,412,825
1,000,000	6.100%, 6/10/23	1,044,418

	Societe Generale SA
EUR 5,800,000	2.500%, 9/16/21 [6]	6,973,832
	Standard Chartered PLC
EUR 652,000	4.000%, 10/21/20 [6]	801,369
5,500,000	3.950%, 1/11/23 [2]	5,388,413
	TSB Banking Group PLC
GBP 1,000,000	5.750%, 5/6/21 [6]	1,359,746
	Turkiye Garanti Bankasi AS
680,000	4.750%, 10/17/19	666,822
	UBS AG
EUR 5,575,000	4.750%, 2/12/21 [6]	7,026,472
3,000,000	7.625%, 8/17/22	3,349,500
	UniCredit SpA
EUR 7,770,000	2.431% (3 Month EurIBOR + 2.750%), 5/3/20 [1]	8,727,607
	Volksbank Wien AG
EUR 4,600,000	2.750%, 10/6/22 [6]	5,376,342
		162,504,479

Building Materials: 0.1%
	Sherwin-Williams Co
775,000	2.250%, 5/15/20	763,943

Cable/Satellite TV: 2.1%
	Altice Luxembourg SA
EUR 2,700,000	7.250%, 10/29/18	3,132,482
	Charter Communications Operating LLC / Charter Communications Operating Capital
6,850,000	4.464%, 5/23/22	6,970,507
	United Group BV
EUR 2,025,000	4.375% (3 Month EurIBOR + 4.375%), 10/9/18 [1]	2,371,673
EUR 600,000	4.375%, 7/1/19	718,566
	Virgin Media Secured Finance PLC
GBP 1,800,000	5.500%, 1/15/19	2,413,631
		15,606,859

Capital Goods: 2.3%
	CNH Industrial Capital LLC
450,000	4.375%, 11/6/20	456,930
550,000	4.375%, 4/5/22	557,865
	CNH Industrial NV
3,000,000	4.500%, 8/15/23	3,053,700
	Nexans SA
EUR 2,600,000	3.750%, 5/8/23	3,135,054
	Orano SA
EUR 300,000	3.500%, 3/22/21	357,199
	Senvion Holding GmbH
EUR 2,450,000	3.875%, 5/1/19	2,564,523
	Shanghai Electric Newage Co Ltd
EUR 1,800,000	1.125%, 5/22/20	2,111,786
	SIHC International Capital Ltd
1,000,000	3.950%, 9/26/21	993,414
	Talent Yield Euro Ltd
EUR 3,000,000	1.435%, 5/7/20	3,521,253
	Wabtec Corp
925,000	4.150%, 2/15/24	919,603
		17,671,327

Chemicals: 2.8%
	CF Industries Inc
3,000,000	3.400%, 12/1/21 [2]	2,957,071
	CNAC HK Finbridge Co Ltd
2,200,000	3.000%, 7/19/20	2,162,943
	CNRC Capital Ltd
EUR 7,000,000	1.871%, 12/7/21	8,226,140
	Solvay Finance America LLC
1,394,000	3.400%, 11/3/20 [2]	1,393,289
	Syngenta Finance NV
3,552,000	3.933%, 4/23/21 [2]	3,544,146
2,920,000	4.441%, 3/24/23 [2]	2,905,163
		21,188,752

Consumer Products: 0.4%
	Newell Brands Inc
2,800,000	3.850%, 2/1/23	2,743,283

Containers: 0.1%
	SIG Combibloc Holdings SCA
EUR 600,000	7.750%, 10/1/18	723,624

Diversified Financial Services: 9.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,000,000	5.000%, 10/1/21	4,117,191
1,850,000	3.950%, 1/1/22	1,846,298
	Aircastle Ltd
2,175,000	5.500%, 2/15/22	2,262,465
	Alliance Data Systems Corp
EUR 1,300,000	5.250%, 11/15/18	1,563,097
EUR 850,000	4.500%, 3/15/19	1,013,845
	AnaCap Financial Europe SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EurIBOR + 5.000%), 8/1/19 [1]	2,096,808
	BOC Aviation Ltd
3,200,000	3.399% (3 Month LIBOR USD + 1.050%), 5/2/21 [1]	3,224,800
	Bracken MidCo1 PLC
GBP 1,000,000	10.500% Cash or 11.250% PIK, 11/15/18	1,368,578
GBP 900,000	8.875% Cash or 10.375% PIK, 10/15/20	1,166,966
	Cabot Financial Luxembourg II SA
EUR 900,000	5.875% (3 Month EurIBOR + 5.875%), 11/15/18 [1]	1,051,183
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/19	606,736
	CCBL Cayman 1 Corp Ltd
1,000,000	2.375%, 5/31/19	991,383
	CCTI 2017 Ltd
4,005,000	3.625%, 8/8/22	3,778,705
	China Great Wall International Holdings III Ltd
3,000,000	2.750%, 8/31/20	2,931,396
	DAE Funding LLC
625,000	4.500%, 8/1/19 [2]	610,937
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,496,979
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	1,042,663

	Garfunkelux Holdco 3 SA
EUR 5,000,000	3.500% (3 Month EurIBOR + 3.500%), 10/29/18 [1]	4,998,549
GBP 2,300,000	8.500%, 11/1/18	2,895,211
	Hoist Finance AB
EUR 3,000,000	2.750%, 4/3/23	3,472,872
	Huarong Finance 2017 Co Ltd
2,000,000	3.493% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,981,946
	Huarong Finance II Co Ltd
600,000	2.750%, 6/3/19	594,298
	Huarong Universe Investment Holding Ltd
EUR 2,500,000	1.625%, 12/5/22	2,808,781
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,050,000	6.250%, 2/1/19	1,078,875
875,000	6.750%, 2/1/20	899,063
	International Lease Finance Corp
3,500,000	8.625%, 1/15/22	3,980,752
	Intrum AB
EUR 600,000	2.625% (3 Month EurIBOR + 2.625%), 10/29/18 [1]	680,846
EUR 1,350,000	2.750%, 7/15/19	1,522,659
	Jerrold Finco PLC
GBP 1,065,000	6.250%, 9/15/19	1,429,772
	JIC Zhixin Ltd
EUR 4,500,000	0.500%, 11/24/20	5,157,557
	LHC3 PLC
EUR 700,000	4.125% Cash or 9.000% PIK, 8/15/20	813,989
	Lincoln Finance Ltd
EUR 2,000,000	6.875%, 10/9/18	2,407,993
	Mulhacen Pte Ltd
EUR 3,150,000	6.500% Cash or 7.250% PIK, 8/1/20 [1]	3,658,263
	Rural Electrification Corp Ltd
600,000	3.068%, 12/18/20	588,957
		70,140,413

Diversified Media: 1.6%
	Clear Channel Worldwide Holdings Inc
1,925,000	6.500%, 10/29/18	1,970,719
250,000	6.500%, 10/29/18	255,625
	Inter Media and Communication SpA
EUR 1,895,000	4.875%, 12/31/19	2,216,601
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	588,954
	Ubisoft Entertainment SA
EUR 900,000	1.289%, 10/30/22	1,045,319
	WPP Finance 2013
EUR 5,200,000	0.131% (3 Month EurIBOR + 0.450%), 3/20/22 [1]	6,017,073
		12,094,291

Energy: 6.6%
	Anadarko Petroleum Corp
5,000,000	4.850%, 2/15/21	5,141,350
	Andeavor Logistics LP / Tesoro Logistics Finance Corp
739,000	3.500%, 11/1/22	728,369
	Continental Resources Inc
799,000	5.000%, 10/29/18	811,451
1,875,000	4.500%, 1/15/23	1,909,851

	Corral Petroleum Holdings AB
EUR 1,225,000	11.750% Cash or 13.250% PIK, 5/15/19	1,553,784
	Delek & Avner Tamar Bond Ltd
1,135,000	5.082%, 12/30/23 [2]	1,142,672
563,000	5.412%, 12/30/25 [2]	566,992
	Energy Transfer Equity LP
1,200,000	4.250%, 12/15/22	1,195,500
	Energy Transfer Partners LP
600,000	4.150%, 8/1/20	607,996
1,000,000	3.600%, 11/1/22	983,739
	Gazprom OAO Via Gaz Capital SA
EUR 2,700,000	3.389%, 3/20/20	3,262,837
	Kinder Morgan Energy Partners LP
1,000,000	6.850%, 2/15/20	1,047,312
2,125,000	3.950%, 6/1/22	2,140,634
	Kinder Morgan Inc
2,275,000	3.050%, 11/1/19	2,273,138
	Marathon Oil Corp
2,500,000	2.700%, 5/1/20	2,468,635
1,300,000	2.800%, 8/1/22	1,250,649
	MPLX LP
1,480,000	3.375%, 2/15/23	1,450,376
	Petroleos Mexicanos
EUR 4,000,000	2.500%, 8/21/21	4,742,612
GBP 1,262,000	8.250%, 6/2/22	1,942,932
	Plains All American Pipeline LP / PAA Finance Corp
3,500,000	2.600%, 11/15/19	3,473,813
2,000,000	5.000%, 11/1/20	2,052,646
	Sabine Pass Liquefaction LLC
2,000,000	5.625%, 11/1/20 [1]	2,081,321
3,000,000	6.250%, 12/15/21	3,226,916
	Sunoco Logistics Partners Operations LP
1,541,000	4.250%, 1/1/24	1,537,792
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
550,000	5.250%, 10/29/18	558,937
	Williams Cos Inc
2,233,000	3.600%, 1/15/22	2,220,254
		50,372,508

Food & Drug Retail: 1.3%
	Casino Guichard Perrachon SA
EUR 1,000,000	5.244%, 3/9/20	1,179,959
EUR 2,100,000	5.976%, 5/26/21	2,519,371
	CVS Health Corp
1,000,000	2.800%, 6/20/20	991,147
825,000	3.047% (3 Month LIBOR USD + 0.720%), 3/9/21 [1]	831,770
4,400,000	3.700%, 2/9/23	4,381,410
		9,903,657

Food/Beverage/Tobacco: 4.9%
	Anheuser-Busch InBev SA/NV
EUR 1,400,000	0.000% (3 Month EurIBOR + 0.300%), 4/15/24 [1]	1,616,379
	Bevco Lux SARL
EUR 6,120,000	1.750%, 2/9/23	7,148,333

	Bright Food Singapore Holdings Pte Ltd
EUR 5,000,000	1.625%, 6/3/19	5,855,502
EUR 8,670,000	1.125%, 7/18/20	10,123,784
	Constellation Brands Inc
2,000,000	2.650%, 10/7/22	1,913,398
2,500,000	4.250%, 5/1/23	2,535,956
	General Mills Inc
1,575,000	3.346% (3 Month LIBOR USD + 1.010%), 10/17/23 [1]	1,588,000
	Keurig Dr Pepper Inc
3,800,000	3.551%, 5/25/21 [2]	3,795,484
	Premier Foods Finance PLC
GBP 925,000	6.250%, 6/15/20	1,225,260
	Smithfield Foods Inc
1,000,000	2.650%, 9/3/21 [2]	953,606
900,000	3.350%, 1/1/22 [2]	870,719
		37,626,421

Gaming: 0.2%
	Intralot Capital Luxembourg SA
EUR 1,205,000	5.250%, 9/15/20	1,043,140
	LHMC Finco SARL
EUR 325,000	6.250%, 6/20/20	391,408
		1,434,548

Healthcare: 3.2%
	Allergan Finance LLC
2,900,000	3.250%, 7/1/22	2,849,940
	Allergan Sales LLC
1,600,000	5.000%, 9/16/21 [2]	1,660,476
	Bausch Health Cos Inc
1,004,000	5.625%, 10/29/18 [2]	1,004,000
425,000	6.500%, 3/15/19 [2]	443,062
1,350,000	7.000%, 3/15/20 [2]	1,429,650
	Becton Dickinson and Co
375,000	3.261% (3 Month LIBOR USD + 0.875%), 3/1/19 [1]	375,579
3,000,000	2.894%, 5/6/22	2,919,249
	Celgene Corp
2,500,000	2.875%, 8/15/20	2,484,707
950,000	2.250%, 8/15/21	918,821
1,575,000	2.750%, 1/15/23	1,511,361
	LifePoint Health Inc
1,850,000	5.500%, 10/29/18	1,884,984
425,000	5.875%, 12/1/18	444,656
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
455,000	4.875%, 10/29/18 [2]	452,725
325,000	5.750%, 10/29/18 [2]	301,437
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,500,000	4.000%, 5/19/22	1,913,133
	Mylan NV
2,020,000	2.500%, 6/7/19	2,012,940
	Teva Pharmaceutical Finance Netherlands II BV
EUR 698,000	0.375%, 7/25/20	798,358
EUR 925,000	3.250%, 1/15/22	1,120,879
		24,525,957

Homebuilders/Real Estate: 3.3%
	ADLER Real Estate AG
EUR 190,000	4.750%, 4/8/19	225,845
	Blackstone Property Partners Europe Holdings SARL
EUR 2,700,000	1.400%, 4/6/22	3,153,613
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,975,000	2.875%, 7/15/19	2,348,220
	Dream Global Funding I SARL
EUR 1,000,000	1.375%, 12/21/21	1,155,585
	Fastighets AB Balder
EUR 2,000,000	1.125%, 12/14/21	2,339,479
	Globalworth Real Estate Investments Ltd
EUR 2,000,000	2.875%, 6/20/22	2,393,510
	Kennedy Wilson Europe Real Estate Ltd
GBP 4,875,000	3.950%, 3/30/22	6,560,180
	NE Property Cooperatief UA
EUR 5,648,000	3.750%, 2/26/21	6,847,380
		25,023,812

Insurance: 0.4%
	Ardonagh Midco 3 PLC
GBP 2,340,000	8.375%, 7/15/20	2,974,333

Leisure: 0.3%
	CPUK Finance Ltd
GBP 1,564,000	4.250%, 8/28/19	2,043,203

Metals/Mining: 0.4%
	First Quantum Minerals Ltd
1,000,000	7.000%, 10/29/18 [2]	990,625
950,000	7.250%, 10/29/18 [2]	933,375
	Glencore Canada Financial Corp
GBP 705,000	7.375%, 5/27/20	1,000,204
		2,924,204

Paper: 0.1%
	Fabric BC SpA
EUR 900,000	4.125% (3 Month EurIBOR + 4.125%), 5/31/19 [1]	1,037,003

Publishing/Printing: 1.1%
	Informa PLC
EUR 7,000,000	1.500%, 6/5/23	8,187,031

Quasi & Foreign Government: 1.4%
	Chengdu Xingcheng Investment Group Co Ltd
EUR 5,300,000	2.500%, 3/20/21	5,899,283
	Gansu Provincial Highway Aviation Tourism Investment Group Co Ltd
EUR 4,000,000	1.875%, 12/7/20	4,602,166
		10,501,449

Railroads: 0.9%
	Eastern Creation II Investment Holdings Ltd
EUR 2,400,000	1.500%, 7/29/19	2,815,687
1,500,000	2.750%, 9/26/20	1,470,101

	Russian Railways Via RZD Capital PLC
1,700,000	3.450%, 10/6/20	1,685,550
EUR 600,000	3.374%, 5/20/21	730,019
		6,701,357

Services: 1.3%
	ALD SA
EUR 1,000,000	0.111% (3 Month EurIBOR + 0.430%), 11/27/20 [1]	1,162,214
	Algeco Global Finance PLC
EUR 2,675,000	6.500%, 2/15/20	3,287,807
	Ashtead Capital Inc
775,000	5.625%, 10/1/19 [2]	806,969
	Cognita Financing PLC
GBP 2,000,000	7.750%, 10/9/18	2,671,984
	Nexi Capital SpA
EUR 1,650,000	3.625% (3 Month EurIBOR + 3.625%), 5/31/19 [1]	1,919,045
		9,848,019

Steel: 1.6%
	ArcelorMittal
3,000,000	5.500%, 3/1/21	3,114,869
	Shougang Group Co Ltd
1,000,000	3.950%, 4/4/19	999,635
2,000,000	3.375%, 12/9/19	1,981,372
EUR 5,000,000	1.350%, 8/7/20	5,793,327
		11,889,203

Super Retail: 2.1%
	AA Bond Co Ltd
GBP 927,000	4.249%, 7/31/20	1,244,841
GBP 2,807,000	2.875%, 10/31/21	3,547,316
	Hema Bondco I BV
EUR 2,800,000	6.250% (3 Month EurIBOR + 6.250%), 7/15/19 [1]	2,966,480
	Lotte Shopping Business Management Hong Kong Ltd
2,000,000	2.375%, 9/5/20	1,960,908
	Maxeda DIY Holding BV
EUR 1,250,000	6.125%, 7/15/19	1,404,083
	Takko Luxembourg 2 SCA
EUR 2,670,000	5.375% (3 Month EurIBOR + 5.375%), 11/15/18 [1]	2,602,947
	Tendam Brands SAU
EUR 2,100,000	5.250% (3 Month EurIBOR + 5.250%), 10/8/18 [1]	2,349,631
		16,076,206

Technology: 2.0%
	Broadcom Corp / Broadcom Cayman Finance Ltd
3,797,000	3.000%, 12/15/21	3,702,127
	Dell International LLC / EMC Corp
5,800,000	4.420%, 5/15/21 [2]	5,891,062
	Microchip Technology Inc
3,975,000	3.922%, 6/1/21 [2]	3,954,187
	NXP BV / NXP Funding LLC
625,000	4.125%, 6/1/21 [2]	625,887
	TeamSystem SpA
EUR 625,000	4.000% (3 Month EurIBOR + 4.000%), 4/15/19 [1]	731,495
		14,904,758

Telecommunications: 4.1%
	Arqiva Broadcast Finance PLC
GBP 1,900,000	6.750%, 9/30/20	2,540,676
	AT&T Inc
1,608,000	3.800%, 3/15/22	1,615,383
EUR 1,300,000	0.531% (3 Month EurIBOR + 0.850%), 9/5/23 [1]	1,529,620
	Cetin Finance BV
EUR 700,000	1.423%, 12/6/21	834,127
	Crown Castle International Corp
365,000	5.250%, 1/15/23	383,020
	Crystal Almond SARL
EUR 2,295,000	10.000%, 11/1/18	2,891,366
	Deutsche Telekom International Finance BV
EUR 2,350,000	0.031% (3 Month EurIBOR + 0.350%), 12/1/22 [1]	2,726,037
	Iliad SA
EUR 2,600,000	0.625%, 10/25/21	2,955,808
	SoftBank Group Corp
EUR 1,225,000	4.000%, 1/20/23	1,500,084
	Sprint Corp
1,625,000	7.875%, 9/15/23	1,757,031
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
8,681,250	3.360%, 9/20/21 [2]	8,670,399
	TalkTalk Telecom Group PLC
GBP 1,500,000	5.375%, 1/15/19	1,964,134
	Vodafone Group PLC
2,025,000	3.329% (3 Month LIBOR USD + 0.990%), 1/16/24 [1]	2,031,399
		31,399,084

Transportation Excluding Air/Rail: 0.6%
	Getlink
EUR 1,550,000	3.625%, 10/1/20	1,814,950
	Naviera Armas SA
EUR 1,175,000	4.250% (3 Month EurIBOR + 4.250%), 7/31/19 [1]	1,320,768
EUR 200,000	6.500% (3 Month EurIBOR + 6.500%), 7/31/19 [1]	232,849
	Rail Transit International Development Co Ltd
EUR 600,000	1.625%, 6/22/22	679,766
	Swissport Financing SARL
EUR 698,000	6.750%, 10/8/18	848,101
		4,896,434

Utilities: 3.4%
	ACEA SpA
EUR 3,500,000	0.051% (3 Month EurIBOR + 0.370%), 2/8/23 [1]	3,955,042
	Beijing Gas Singapore Capital Corp
3,200,000	2.750%, 5/31/22	3,034,355
	Calpine Corp
3,000,000	6.000%, 10/29/18 [2]	3,033,750
	Enel Finance International NV
1,640,000	2.875%, 5/25/22 [2]	1,561,192
	EP Energy AS
EUR 3,400,000	5.875%, 11/1/19	4,191,329
	FCC Aqualia SA
EUR 7,000,000	1.413%, 3/8/22	8,240,265
	Israel Electric Corp Ltd
952,000	7.250%, 1/15/19	963,762

	State Grid Overseas Investment 2016 Ltd
1,300,000	2.250%, 5/4/20	1,274,018
		26,253,713

TOTAL CORPORATE BONDS
(Cost $659,524,187)		646,536,245

CONVERTIBLE BONDS: 0.5%
Banking: 0.5%
	de Volksbank NV
EUR 3,000,000	3.750%, 11/5/20 [6]	3,688,482

TOTAL CONVERTIBLE BONDS
(Cost $3,693,170)		3,688,482

Shares
AFFILIATED MUTUAL FUNDS: 0.9%
700,000	Muzinich High Income Floating Rate Fund	7,063,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)		7,063,000

Principal
Amount†
BANK LOANS: 10.5%
Cable/Satellite TV: 0.6%
	SFR Group SA
EUR 1,178,594	3.000% (3 Month EurIBOR + 3.000%), 2/2/26 [1,3]	1,354,249
	Telenet International Finance SARL
EUR 1,888,889	2.500%, 12/15/27 [1,3,4,5]	2,187,808
	Ziggo BV
EUR 1,000,000	3.000% (6 Month EurIBOR + 3.000%), 4/15/25 [1,3]	1,162,500
		4,704,557

Capital Goods: 0.3%
	Big White Acquico GMBH
EUR 1,000,000	4.250% (1 Month EurIBOR + 4.250%), 1/3/24 [1,3]	1,030,431
	WITTUR GmbH
EUR 1,320,000	5.000% (3 Month EurIBOR + 4.000%), 3/31/22 [1,3]	1,551,742
		2,582,173

Chemicals: 0.7%
	Cheminvest Holdings SARL
EUR 1,382,488	4.250% (3 Month EurIBOR + 4.250%), 12/9/24 [1,3]	1,618,179
	Colouroz Midco
EUR 2,961,439	3.750% (3 Month EurIBOR + 3.000%), 9/7/21 [1,3]	3,308,733
		4,926,912

Containers: 0.2%
	Crown Holdings Inc
EUR 1,193,182	2.375% (1 Month EurIBOR + 2.375%), 4/3/25 [1,3]	1,394,195

Food/Beverage/Tobacco: 0.6%
	L1R HB Finance Limited
GBP 4,016,603	6.054% (3 Month LIBOR + 5.250%), 8/30/24 [1,3]	4,908,090

Gaming: 0.8%
	Jackpotjoy
GBP 4,750,000	5.971% (1 Month LIBOR + 5.250%), 12/5/24 [1,3]	6,227,278

Healthcare: 1.8%
	Avantor Performance Materials Holdings Inc
EUR 4,783,654	4.250% (1 Month EurIBOR + 4.250%), 11/21/24 [1,3]	5,615,957
	HRA
EUR 3,000,000	3.500% (3 Month EurIBOR + 3.500%), 9/19/24 [1,3]	3,460,507
	Rodenstock GmbH
EUR 4,117,760	5.250% (1 Month EurIBOR + 5.250%), 6/30/21 [1,3]	4,625,541
		13,702,005

Leisure: 0.7%
	Hurtigruten
EUR 3,587,786	4.000% (6 Month EurIBOR + 4.000%), 2/24/25 [1,3]	4,196,838
	Park Resorts
GBP 971,265	4.975% (1 Month PIBOR + 4.250%), 3/3/24 [1,3]	1,247,123
		5,443,961

Services: 1.7%
	Altran Technologies SA
EUR 2,053,069	2.750% (3 Month EurIBOR + 2.750%), 3/21/25 [1,3]	2,393,202
	Assystem Technologies Services
EUR 5,000,000	4.250% (3 Month EurIBOR + 4.250%), 9/27/24 [1,3]	5,820,484
	Global University Systems BV
EUR 3,060,663	4.750% (2 Month EurIBOR + 4.750%), 12/22/24 [1,3]	3,588,014
EUR 1,157,519	4.750% (2 Week EurIBOR + 4.750%), 12/22/24 [1,3]	1,356,959
		13,158,659

Super Retail: 0.3%
	CD&R Firely Bidco Limited
GBP 1,916,667	5.247% (2 Month LIBOR + 4.500%), 5/12/25 [1,3]	2,503,918

Technology: 2.0%
	ION Trading Technologies SARL
EUR 1,629,718	4.250%, 11/21/24 [1,3,4,5]	1,882,533
	Itiviti Group AB
EUR 4,981,481	4.500%, 3/13/25 [1,3,4,5]	5,790,974
	KMD
EUR 4,919,565	4.500% (3 Month EurIBOR + 4.500%), 10/3/20 [1,3,7]	5,583,340
	PI LUX
EUR 1,739,130	3.250% (1 Month EurIBOR + 3.250%), 1/3/25 [1,3]	2,012,401
		15,269,248

Transportation Excluding Air/Rail: 0.8%
	Swissport International AG
EUR 3,000,000	4.375% (2 Month EurIBOR + 4.375%), 2/8/22 [1,3]	3,503,367
	Swissport Investments
EUR 1,893,878	4.750% (2 Month EurIBOR + 4.750%), 2/9/22 [1,3]	2,218,478
		5,721,845
TOTAL BANK LOANS
(Cost $82,313,460)		80,542,841

TOTAL INVESTMENTS IN SECURITIES: 97.0%
(Cost $752,530,817)	737,830,568
Other Assets in Excess of Liabilities: 3.0%	22,577,898
TOTAL NET ASSETS: 100.0%	$760,408,466

EUR -	Euro
EurIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIBOR -	Paris Interbank Offered Rate
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
USD -	United States Dollar
†	In USD unless otherwise indicated.

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2018 the value of these securities was $55,887,288 or 7.3% of net assets.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan may be unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[7]
Security is fair valued under supervision of the Board of Trustees of the Trust (the "Board") using significant unobservable inputs and is categorized as a Level 3 security.  At September 30, 2018, the value of these securities was $5,583,340 or 0.7% of net assets.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2018 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2018	to be Received	September 30, 2018	(Depreciation)
10/23/18	EUR 206,000,000	$239,656,711	$241,821,340	$241,821,340	$2,164,629

10/23/18	GBP 49,700,000	64,852,690	$65,059,327	65,059,327	206,637

10/23/18	$18,160,421	18,160,421	EUR 15,500,000	18,032,422	(127,999)

10/23/18	$6,284,840	6,284,840	GBP 4,800,000	6,263,439	(21,401)

12/14/18	EUR 182,000,000	212,718,004	$214,295,900	214,295,900	1,577,896

		$541,672,666		$545,472,428	$3,799,762

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or  indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018. See the Schedule of Investments for the  industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$-	$646,536,245	$-	$646,536,245
Convertible Bonds	-	3,688,482	-	3,688,482
Affiliated Mutual Funds	7,063,000	-	-	7,063,000
Bank Loans[1]	-	74,959,501	5,583,340	80,542,841
Total Assets	$7,063,000	$725,184,228	$5,583,340	$737,830,568

Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$-	$3,799,762	$-	$3,799,762
Total Other Financial Instruments	$-	$3,799,762	$-	$3,799,762

1See Schedule of Investments for disclosure of Level 3 securities.

2 Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

There were no transfers into or out of Level 1, 2 or 3 during the period ended Spetember 30, 2018.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of December 31, 2017	$5,969,236
Acquisitions	29,693
Dispositions	(93,933)
Accrued discounts/premiums	-
Realized gain (loss)	(1,601)
Change in unrealized appreciation/depreciation	(320,055)
Transfer in and/or out of Level 3	-
Balance as of September 30, 2018	$5,583,340

Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2018	$(320,055)

	Fair Value at	Valuation	Unobservable	Input
Security Type	9/30/2018	Technique	Input	Value
Bank Loans	$5,583,340	Last Price	Market data	97.75 EUR

Significant increases (decreases) in any input in isolation would result in a significantly higher (lower) fair value measurement.

The Board has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures.  The Board ratifies valuation techniques quarterly.

MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Principal Amount†		Value
BANK LOANS: 97.9%
Automotive & Auto Parts: 0.7%
	Garrett LX III SARL
75,000	4.821%, 9/19/25 [1,2,3,4]	$75,188

Broadcasting: 8.8%
	Mission Broadcasting Inc
58,815	4.604% (1 Month LIBOR + 2.500%), 1/17/24 [1,2]	59,146
	Nexstar Broadcasting Inc
419,364	4.604% (1 Month LIBOR + 2.500%), 1/17/24 [1,2]	421,723
	Tribune Media Company
500,000	5.242% (1 Month LIBOR + 3.000%), 1/29/24 [1,2]	502,187
		983,056

Cable/Satellite TV: 14.9%
	Atlantic Broadband Finance LLC
498,750	4.617% (1 Month LIBOR + 2.375%), 1/3/25 [1,2]	499,314
	Ziggo BV
EUR 1,000,000	3.000% (6 Month LIBOR + 3.000%), 4/15/25 [1,2]	1,162,500
		1,661,814

Chemicals: 4.5%
	PQ Corporation
500,000	4.742%, 2/8/25 [1,2,3,4]	501,172

Environmental: 4.5%
	GFL Environmental Inc
55,249	5.062%, 5/30/25 [1,2,3,4]	55,387
444,751	5.136%, 5/30/25 [1,2,3,4]	445,863
		501,250

Food/Beverage/Tobacco: 2.2%
	Chobani LLC
250,000	5.576%, 10/9/23 [1,2,3,4]	244,844

Gaming: 12.0%
	Boyd Gaming Corporation
500,000	4.417% (1 Week LIBOR + 2.250%), 9/15/23 [1,2]	503,210
	Penn National Gaming Inc
325,000	4.593%, 9/30/25 [1,2,3,4]	327,153
	Stars Group Holdings BV
500,000	5.886%, 7/10/25 [1,2,3,4]	505,283
		1,335,646

Healthcare: 9.0%
	Amneal Pharmaceuticals LLC
498,750	5.750% (1 Month LIBOR + 3.500%), 5/5/25 [1,2]	504,049
	Mallinckrodt International Finance SA
500,000	5.136%, 9/24/24 [1,2,3,4]	498,212
		1,002,261

Homebuilders/Real Estate: 4.5%
	Frontdoor Inc
500,000	4.750% (1 Month LIBOR + 2.500%), 8/18/25 [1,2,3,4]	504,065

Leisure: 0.5%
	GBT Group Services BV
50,000	4.838% (3 Month LIBOR + 2.500%), 8/13/25 [1,2]	50,469

Services: 10.8%
	Nets
EUR 1,034,511	3.000% (3 Month LIBOR + 3.000%), 2/6/25 [1,2]	1,204,799

Steel: 4.5%
	AMG Advanced Metallurgical Group NV
500,000	5.076%, 2/23/25 [1,2,3,4]	503,440

Technology: 12.0%
	Plantronics Inc
500,000	4.742% (1 Month LIBOR + 2.500%), 7/2/25 [1,2]	502,345
	SuperMoose Borrower LLC
250,000	5.992% (1 Month LIBOR + 3.750%), 8/29/25 [1,2]	251,875
	VeriFone Systems Inc
250,000	6.322%, 8/20/25 [1,2,3,4]	251,906
	Web.Com Group Inc
325,000	6.071%, 10/31/25 [1,2,3,4]	327,438
		1,333,564

Telecommunications: 4.5%
	Telesat Canada
498,747	4.890% (3 Month LIBOR + 2.500%), 11/17/23 [1,2]	500,662

Utilities: 4.5%
	Calpine Corporation
498,711	4.890% (3 Month LIBOR + 2.500%), 1/15/24 [1,2]	499,387

TOTAL BANK LOANS
(Cost $10,857,711)		10,901,617

TOTAL INVESTMENTS IN SECURITIES: 97.9%
(Cost $10,857,711)		10,901,617
Other Assets in Excess of Liabilities: 2.1%		249,060
TOTAL NET ASSETS: 100.0%		$11,150,677

EUR -	Euro
EurIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar
†	In USD unless otherwise indicated.

[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2018. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2018 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") had the following forward foreign currency exchange contract outstanding with the Bank of New York.

Settlement Date	Currency to be Delivered	U.S. Dollar Value at September 30, 2018	Currency to be Received	U.S. Dollar Value at September 30, 2018	Unrealized Appreciation (Depreciation)
12/13/18	EUR 2,100,000	$2,454,181	$2,469,642	$2,469,642	$15,461

		$2,454,181		$2,469,642	$15,461

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$-	$10,901,617	$-	$10,901,617
Total Assets	$-	$10,901,617	$-	$10,901,617

Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$-	$15,461	$-	$15,461
Total Other Financial Instruments	$-	$15,461	$-	$15,461

1 Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the unrealized appreciation/(depreciation) on the investment.

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period ended September 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                             11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                             11/21/2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                              Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                             11/27/2018

* Print the name and title of each signing officer under his or her signature.